Provisions - Individual Suspension Plan (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Provisions for employee benefits	€ 6,578	€ 7,149
Individual Suspension Plan
Disclosure of defined benefit plans [line items]
Provisions for employee benefits	€ 3,580	€ 3,666
Discount rate	1.05%
Average duration of plans	5 years 2 months 12 days